Summary of Debt Securities by Risk Rating (Parenthetical) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [abstract]
Debt securities backed by government guaranteed loans	$ 207	$ 1